Taxes payable (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2024	Dec. 31, 2024	Dec. 31, 2025
Taxes Payable
Adjustments to income tax expense, percentage	75.00%	75.00%
Adjustments to income tax expense, term (Year)	10 years	10 years
Tax incentive reserves		$ 2,500	$ 171